Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 219.7	$ 261.9
Allowance for doubtful accounts	(30.7)	(58.5)	$ (11.1)	$ (45.0)
Trade accounts receivable, net	189.0	203.4
Foreign customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	181.6	214.5
Brazilian Air Force [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	10.7	7.4
Domestic customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 27.4	$ 40.0